Income Taxes (Tables)	12 Months Ended
Jul. 31, 2025
Income Tax Disclosure [Abstract]
Provision for income taxes from continuing operations
The provision for income taxes consisted of the following for the periods indicated:

	Twelve Months Ended July 31,
(In millions)	2025	2024	2023
Current:
Federal	$1,219	$984	$970
State	237	202	208
Foreign	25	36	86
Total current	1,481	1,222	1,264
Deferred:
Federal	(453)	(523)	(559)
State	(70)	(97)	(99)
Foreign	7	(15)	(1)
Total deferred	(516)	(635)	(659)
Total provision for income taxes	$965	$587	$605

Sources of income from continuing operations before the provision for income taxes
The sources of income before the provision for income taxes consisted of the following for the periods indicated:

	Twelve Months Ended July 31,
(In millions)	2025	2024	2023
United States	$4,700	$3,449	$2,798
Foreign	134	101	191
Total	$4,834	$3,550	$2,989

Differences between income taxes calculated using the federal statutory income tax rate and the provision for income taxes from continuing operations
Differences between income taxes calculated using the federal statutory income tax rate and the provision for income taxes were as follows for the periods indicated:

	Twelve Months Ended July 31,
(In millions)	2025	2024	2023
Income before income taxes	$4,834	$3,550	$2,989

Statutory federal income tax	$1,015	$746	$628
State income tax, net of federal benefit	132	83	86
Federal research and experimentation credits	(113)	(109)	(106)
Share-based compensation	47	43	58
Excess tax benefits related to share-based compensation	(120)	(153)	(26)
Effects of non-U.S. operations	1	—	(28)
Other, net	3	(23)	(7)
Total provision for income taxes	$965	$587	$605

Components of deferred tax assets and liabilities
Material deferred tax assets and liabilities were as follows at the dates indicated:

	July 31,
(In millions)	2025	2024
Deferred tax assets:
Accruals and reserves not currently deductible	$72	$47
Capitalized research and development	1,895	1,321
Operating lease liabilities	173	137
Accrued and deferred compensation	116	132
Loss and tax credit carryforwards	277	204
Share-based compensation	113	117
Other, net	24	20
Total gross deferred tax assets	2,670	1,978
Valuation allowance	(290)	(227)
Total deferred tax assets	2,380	1,751
Deferred tax liabilities:
Operating lease right-of-use assets	140	105
Intangibles	950	864
Property and equipment	32	38
Other, net	56	49
Total deferred tax liabilities	1,178	1,056
Net deferred tax assets	$1,202	$695

Components of net deferred tax assets, net of valuation allowances
The components of total net deferred tax assets, net of valuation allowances, as shown on our consolidated balance sheets were as follows at the dates indicated:

	July 31,
(In millions)	2025	2024
Long-term deferred income tax assets	$1,222	$698
Long-term deferred income tax liabilities included in other long-term obligations	(20)	(3)
Net deferred tax assets	$1,202	$695

Unrecognized tax benefits roll forward
The aggregate changes in the balance of our gross unrecognized tax benefits were as follows for the periods indicated:

	Twelve Months Ended July 31,
(In millions)	2025	2024	2023
Gross unrecognized tax benefits, beginning balance	$327	$246	$216
Increases related to tax positions from prior fiscal years, including acquisitions	11	36	11
Decreases related to tax positions from prior fiscal years	(21)	(12)	(16)
Increases related to tax positions taken during current fiscal year	91	95	38
Settlements with tax authorities	(2)	(1)	(2)
Lapse of statute of limitations	(12)	(37)	(1)
Gross unrecognized tax benefits, ending balance	$394	$327	$246